Financial Assets at Amortized Cost-Securities - Summary of Amortized Cost of Financial Assets at Amortized Cost (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	R$ 1,375,782	R$ 1,275,799
Financial assets securities [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	147,746	129,804
Fair Value	145,798	126,739
Financial assets securities [Member] | Current [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	45,353	38,285
Fair Value	45,169	37,672
Financial assets securities [Member] | Current [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	45,353	38,285
Fair Value	45,169	37,672
Financial assets securities [Member] | Non-current [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	102,393	91,519
Fair Value	100,629	89,067
Financial assets securities [Member] | Non-current [member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	70,924	56,447
Fair Value	69,965	55,070
Financial assets securities [Member] | Non-current [member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	26,404	24,434
Fair Value	25,600	23,697
Financial assets securities [Member] | Non-current [member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	5,065	10,638
Fair Value	R$ 5,064	R$ 10,300